Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of purchase of intangible assets

Useful life
Software	2 – 15 years
Purchased concessions, rights and other intangible assets	10 – 20 years

Schedule of estimated useful lives of property plant and equipment

Useful life
Rights to land and buildings including leasehold improvements	2 – 9 years
Technical equipment and machinery	3 – 25 years
Office and other equipment	3 – 13 years
Vehicles	5 – 11 years